SUPPLEMENT DATED APRIL 13, 2009
                      TO THE PROSPECTUS DATED APRIL 6, 2009

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).


FOR THE JNL/GOLDMAN SACHS MID CAP VALUE FUND, PLEASE REMOVE ALL REFERENCES TO EILEEN ROMINGER.




This Supplement is dated April 13, 2009.

(To be used with VC4224 04/09,  VC5869 04/09, VC5890 04/09, VC5995 04/09, VC3723
04/09,  VC5825 04/09,  VC5884 04/09,  VC5885 04/09,  VC3656 04/09, VC5526 04/09,
VC3657 04/09,  FVC4224FT  04/09,  NV4224 04/09,  NV3174CE  04/09,  NV5526 04/09,
NV3784 04/09,  NV5869 04/09,  NV5890 04/09, NV5825 04/09, HR105 04/09 and VC2440
04/09.)

                                                                   CMX3401 04/09

                         SUPPLEMENT DATED APRIL 13, 2009
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED APRIL 6, 2009

                               JNL(R) SERIES TRUST


Please note that the changes apply to your variable annuity and/or variable life product(s).


PLEASE REMOVE ALL REFERENCES TO EILEEN ROMINGER.


ON PAGE 39, PLEASE DELETE SUB-PARAGRAPH (A) OF THE PARAGRAPH ENTITLED "OPERATING POLICIES" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

(a) The Funds (other than the following Funds: JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Red Rocks Private Listed Equity Fund, and Funds sub-advised by Standard & Poor's Investment Advisory Services, LLC (except JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund)) will not acquire any securities of registered open-end investment companies or unit investment trusts in reliance upon paragraphs (F) or (G) of Section 12(d)(1) of the 1940 Act.




This Supplement is dated April 13, 2009.

(To be used with V3180 04/09 and V3180PROXY 04/09.)

                                                                   CMX3402 04/09